Average Annual Total Returns (Vanguard Financials Index Fund ETF)	Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Financials Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Financials 25 50 Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Financials 25 50 Vanguard Financials Index Fund Vanguard Financials Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.00%	32.18%	18.93%	32.84%	33.14%	33.14%	33.14%
Five Years	13.63%	13.14%	10.83%	13.58%	13.65%	none	13.65%
Since Inception	0.92%	0.47%	0.73%	0.92%	0.99%		0.99%